Document And Entity Information	Apr. 21, 2025
Document Information [Line Items]
Entity, Registrant Name	HG Holdings, Inc.
Document, Type	8-K
Document, Period End Date	Apr. 21, 2025
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-34964
Entity, Tax Identification Number	54-1272589
Entity, Address, Address Line One	2115 E. 7th Street
Entity, Address, Address Line Two	Suite 101
Entity, Address, City or Town	Charlotte
Entity, Address, State or Province	NC
Entity, Address, Postal Zip Code	28204
City Area Code	850
Local Phone Number	299-9296
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000797465